Annual Report

        New York
        Tax-Free
        Funds

        ---------------------
        February 28, 1997
        ---------------------


[LOGO APPEARS HERE]


 T. Rowe Price

   REPORT HIGHLIGHTS
   -----------------------------------------------------------------------------

 . Interest rates ended the fiscal year slightly higher than a year ago, resulting in moderate returns for municipal bond investors.

 .  Municipal bonds outperformed Treasuries during most of the year.

 .  Returns of 2.91% and 5.02% for the New York Tax-Free Money and New York Tax-
   Free Bond Funds, respectively, surpassed the average returns of their peer groups for the fiscal year ended February 28.

 . The economies of both New York State and City improved last year, although growth still trails that of the nation as a whole.

 . With the economy showing ongoing strength and the Federal Reserve indicating a bias toward tighter monetary policy, our outlook is somewhat cautious for the coming months.

FELLOW SHAREHOLDERS

The municipal bond market and your funds generated moderate returns during the fiscal year ended February 28, 1997. Interest rates fluctuated during the year and ended slightly higher than where they started at the end of last February. The U.S. economy was characterized by modest wage inflation with low unemployment, prompting the Federal Reserve to leave monetary policy unchanged since January 1996.


   MARKET ENVIRONMENT

        Much of the movement in interest rates reflected the market's anticipation of action or inaction by the Federal Reserve. The fiscal year began with interest rates rising due to signs of both stronger growth and the realization that balanced budget legislation would not be passed in 1996. As market expectations for a tightening in monetary policy grew throughout the first half, rates continued to increase. The long-term Treasury bond yield remained in a trading range between 6.75% and 7.20% during the third quarter. Intermediate and long-term rates then reversed course and fell through November, as it became evident that the economy was slowing in the third quarter and the Federal Reserve was not going to raise rates. Another uptick in rates took place late in 1996 as investors once again perceived strength in the economy and anticipated possible tightening by the Federal Reserve.

        In the municipal market, rates came full circle over the year, rising about 45 basis points (100 basis points equal one percent) during the first six months before settling slightly above year-ago levels. Long-term high-grade general obligation bonds

        [LINE GRAPH APPEARS HERE]

Source: T. Rowe Price Associates
        yielded 5.50% on February 28, 1997, versus 5.75% on August 31, 1996, and 5.45% a year ago. Five-year high-grade bonds were 20 basis points higher in yield than in February 1996. One-year note rates traded within a 70-basis-point range during the year, ending at 3.70% compared with 3.25% a year ago.

        Municipals provided higher returns than long-term Treasuries throughout most of the fiscal year, as concerns regarding tax reform and flat tax legislation diminished. As a result, long-term municipal yields were 81% of the yield on comparable Treasuries at February 28, a level that benefits investors in brackets above 19%, whereas a year ago with the ratio at 87%, investors in brackets upwards of 13% benefited from municipals.

        In New York, economic growth and overall employment continued to lag the national averages. Nevertheless, the state's finances improved during the year, and a sizable operating surplus is now projected. New York City's finances were also stable as Wall Street continued to prosper. New issuance in the state was up, with more than $21 billion coming to market, a 16% increase over 1995. In general, these deals were well received as demand remained strong for New York bonds.

   NEW YORK TAX-FREE MONEY FUND

        Our longer maturity strategy resulted in attractive returns, enabling your fund to outperform its peer group during both the 6- and 12-month periods ended February 28, 1997.

----------------------
Performance Comparison
--------------------------------------------------------------


Periods Ended 2/28/97                6 Months        12 Months
--------------------------------------------------------------
New York Tax-Free
Money Fund                             1.46%             2.91%
--------------------------------------------------------------
Lipper New York Tax-Exempt
Money Market Funds Average             1.43              2.87
--------------------------------------------------------------

        Despite last year's stable monetary policy, the yields of 6- and 12-month municipal notes managed to vacillate in a range of 70 basis points. At the end of the fiscal year, yields of one- to 30-day maturities were little changed from a year ago, but yields on 60-day to 1-year maturities were 20 to 50 basis points higher. Interest rate levels on New York tax-exempt issues averaged 10 to 15 basis points lower than on comparable national issues across the yield curve. The one exception was overnight variable rate demand notes, which tended to be priced on a national scale.

        The fund ended the fiscal year with a weighted average maturity of 63 days, which was the same as at the end of August and longer than the average for our peer group. Lending support to our longer maturity posture was robust demand generated by cash inflows to tax-exempt money funds, which expanded to a record $147 billion. An additional $12 billion in new cash inflows more than offset a $5 billion increase in the supply of new issues. New York money funds as a group grew 6% to $9.8 billion.

        We emphasized longer maturities throughout the year, since we felt reasonably confident that the Federal Reserve would wait for more concrete evidence of rising inflation before raising the federal funds rate, particularly during the presidential campaign. We took advantage of the upward sloping yield curve by concentrating more on 6- and 12-month municipal notes, which provided an average of 40 basis points more yield than shorter maturities. We also reduced the percentage of variable rate securities in the portfolio. We will carefully consider recent remarks by Chairman Greenspan about a preemptive move against inflation (see the Outlook section) as we establish our maturity strategy in coming months.

   NEW YORK TAX-FREE BOND FUND

        Our strategy of duration management enabled us to generate returns roughly in line with our peer group average during the past six months and ahead of it for the entire year. We are happy to report that this is the fifth consecutive fiscal year in which we have outperformed the peer group.

        The fund began the year positioned well for the rising interest rate environment, with the average duration and maturity within a neutral range. (Duration is a measure of a fund's sensitivity to changes in interest rates.) As rates rose, we opted to capture higher yields by buying more long-term bonds and adopting a more aggressive duration. However, as the year progressed, interest rates entered a trading range contained by good news on inflation on one hand and by the healthy economy

----------------------
Performance Comparison
--------------------------------------------------------------------------------

  Periods Ended 2/28/97                         6 Months   12 Months
  -------------------------------------------------------------------
  New York Tax-Free
  Bond Fund                                         4.71%       5.02%
  -------------------------------------------------------------------
  Lipper New York Municipal
  Debt Funds Average                                4.76        4.44
  -------------------------------------------------------------------

        and low unemployment on the other. We shifted to a more neutral duration and ended the year close to where we started.

        We continued to look for bonds that offered attractive yields in an otherwise low yield environment, and also attempted to diversify the fund more thoroughly with less concentration in various sectors. Moving forward, we will monitor New York City for signs of financial improvement and search for potential additions to the portfolio. The city's finances have benefited from the bull market on Wall Street but could be vulnerable to a major downturn. A new issuer, the Transitional Finance Authority, is scheduled to surface later this year, its bonds backed by a portion of the New York City personal income tax. Overall, however, we expect issuance for the city to be moderate and possibly lower than it was last year.

   OUTLOOK

        The economy is in its sixth year of expansion, and while it has exhibited few signs of inflationary pressure, the Federal Reserve remains on alert. Fed chairman Alan Greenspan stated in recent testimony to the Senate Banking Committee that the Fed cannot rule out a preemptive tightening in monetary policy before signs of actual higher inflation become evident.

WE WOULD REGARD HIGHER RATES AS AN OPPORTUNITY TO PROVIDE ADDITIONAL YIELD . . .

        We expect economic growth and inflation to remain moderate throughout the rest of 1997, with no evidence of recession visible to date. Consumer and business sentiment remain high, inventories are not excessive, and availability of credit is ample. The Federal Reserve, as indicated, could push the fed funds rate higher to keep prices in check, but we believe any increase will be small since short-term rates are well above the recent trend rate of inflation. This was not the case in 1994 when the Fed was forced to move aggressively.

        The supply of municipal bonds should increase over the near term, possibly exerting some downward pressure on bond prices if demand does not increase commensurately. Given our expectation that interest rates will move in a relatively narrow channel, we would regard higher rates as an opportunity to provide additional yield in the funds. Over-all, however, we do not expect to see a significant move in bond prices in the months ahead. As in the past year, the returns from municipal securities should come primarily from income.

        We believe New York's economy will continue to grow modestly. The large annual surplus, bolstered by the strong financial services sector and spending constraints, may allow the state to implement the last stage of its tax cut smoothly. Should the budget for the current year also end in surplus, a credit upgrade from one of the rating agencies cannot be ruled out, which would enhance the value of New York bonds.


        Respectfully submitted,

        /s/ Patrice L. Berchtenbreiter

        Patrice L. Berchtenbreiter
        Chairman of the Investment Advisory Committee
        New York Tax-Free Money Fund


        /s/ William F. Snider

        William F. Snider
        Chairman of the Investment Advisory Committee
        New York Tax-Free Bond Fund

        March 21, 1997


--------------------------------------------------------------------------------
 William F. Snider has assumed day-to-day responsibility for management of the New York Tax-Free Bond Fund as chairman of the fund's Investment Advisory Committee. Mr. Snider joined T. Rowe Price's municipal bond department in 1991 and has been managing assets for the past four years. He has been a member of the fund's Investment Advisory Committee since 1994 and worked closely with William T. Reynolds, the fund's previous manager and now director of the Fixed Income Division, who will remain on the fund's Investment Advisory Committee.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------


KEY STATISTICS
                                                8/31/96                 2/28/97
New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Price Per Share                              $   1.00                   $ 1.00

Dividends Per Share +
--------------------------------------------------------------------------------
 For 6 months                                   0.014                    0.015
 -------------------------------------------------------------------------------
 For 12 months                                  0.030                    0.029
 -------------------------------------------------------------------------------

Dividend Yield (7-Day Compound)*                 2.85%                    2.95%
--------------------------------------------------------------------------------

Weighted Average Maturity (days)                   63                       63
--------------------------------------------------------------------------------

Weighted Average Quality**                 First Tier               First Tier
--------------------------------------------------------------------------------


New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Price Per Share                              $  10.59                   $10.80
--------------------------------------------------------------------------------
Dividends Per Share +
--------------------------------------------------------------------------------
 For 6 months                                    0.29                     0.28
 -------------------------------------------------------------------------------
 For 12 months                                   0.58                     0.57
 -------------------------------------------------------------------------------

Dividend Yield*
--------------------------------------------------------------------------------
 For 6 months                                    5.42%                    5.40%
 -------------------------------------------------------------------------------
 For 12 months                                   5.47                     5.49
 -------------------------------------------------------------------------------

Weighted Average Maturity (years)                18.1                     18.5
--------------------------------------------------------------------------------

Weighted Average Effective Duration (years)       7.6                      7.4
--------------------------------------------------------------------------------

Weighted Average Quality***                        A+                       A+
--------------------------------------------------------------------------------

+ Taxability of dividends: 100% and 97.8% of the New York Tax-Free Money Fund dividends paid for the 12 months ended 2/28/97 were exempt from federal and New York income taxes, respectively; 100% of the New York Tax-Free Bond Fund dividends paid for the 12 months ended 2/28/97 were exempt from federal and New York income taxes.

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

*** Based on T. Rowe Price research.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------


--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
                                                  Percent of         Percent of
                                                  Net Assets         Net Assets
                                                     8/31/96            2/28/97
New York Tax-Free Money Fund
--------------------------------------------------------------------------------

Miscellaneous Revenue                                     19%                19%
--------------------------------------------------------------------------------
General Obligation - Local                                11                 11
--------------------------------------------------------------------------------
Prerefunded Bonds                                          9                 11
--------------------------------------------------------------------------------
Water and Sewer Revenue                                   10                 10
--------------------------------------------------------------------------------
Dedicated Tax Revenue                                      7                  7
--------------------------------------------------------------------------------
Educational Revenue                                        7                  7
--------------------------------------------------------------------------------
Hospital Revenue                                           6                  5
--------------------------------------------------------------------------------
Ground Transportation Revenue                              5                  5
--------------------------------------------------------------------------------
Nuclear Revenue                                            3                  5
--------------------------------------------------------------------------------
General Obligation - State                                 2                  4
--------------------------------------------------------------------------------
Electric Revenue                                           4                  4
--------------------------------------------------------------------------------
Industrial and Pollution Control Revenue                   7                  4
--------------------------------------------------------------------------------
Life Care/Nursing Home Revenue                             4                  3
--------------------------------------------------------------------------------
Escrowed to Maturity                                       6                  2
--------------------------------------------------------------------------------
All Others                                                 -                  2
--------------------------------------------------------------------------------
Other Assets Less Liabilities                              -                  1
================================================================================
Total                                                    100%               100%


New York Tax-Free Bond Fund
--------------------------------------------------------------------------------

Dedicated Tax Revenue                                     15%                14%
--------------------------------------------------------------------------------
Educational Revenue                                       14                 11
--------------------------------------------------------------------------------
General Obligation - Local                                12                 10
--------------------------------------------------------------------------------
Water and Sewer Revenue                                   10                 10
--------------------------------------------------------------------------------
Lease Revenue                                             10                  8
--------------------------------------------------------------------------------
Prerefunded Bonds                                          8                  8
--------------------------------------------------------------------------------
Miscellaneous Revenue                                      5                  7
--------------------------------------------------------------------------------
Housing Finance Revenue                                    6                  7
--------------------------------------------------------------------------------
Air and Sea Transportation Revenue                         6                  7
--------------------------------------------------------------------------------
Hospital Revenue                                           7                  6
--------------------------------------------------------------------------------
Ground Transportation Revenue                              6                  4
--------------------------------------------------------------------------------
Solid Waste Revenue                                        -                  4
--------------------------------------------------------------------------------
Nuclear Revenue                                            2                  3
--------------------------------------------------------------------------------
All Others                                                 2                  2
--------------------------------------------------------------------------------
Other Assets Less Liabilities                             -3                 -1
================================================================================
Total                                                    100%               100%

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------

----------------------
Performance Comparison
--------------------------------------------------------------------------------

    These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

    NEW YORK TAX-FREE MONEY FUND
    ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                  New York Tax-Free      Lipper New York Tax-Exempt
                     Money Fund          Money Market Funds Average
                  -----------------      --------------------------
2/87                   $10,000                     $10,000
2/97                    14,038                      14,178

    NEW YORK TAX-FREE BOND FUND
    ----------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

              New York Tax-Free    Lehman Municipal    Lipper New York Municipal
                  Bond Fund           Bond Index           Debt Funds Average
              -----------------    ----------------    -------------------------
2/87               $10,000             $10,000                  $10,000
2/97                19,366              20,690                   19,171

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------


    This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

    Periods Ended 2/28/97                1 Year   3 Years   5 Years   10 Years
    --------------------------------------------------------------------------
    New York Tax-Free Money Fund          2.91%     2.89%     2.54%      3.45%
    --------------------------------------------------------------------------
    New York Tax-Free Bond Fund           5.02      5.33      7.54       6.83
    --------------------------------------------------------------------------

    Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------

--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   Year
                                  Ended
                                2/28/97    2/29/96    2/28/95    2/28/94   2/28/93
NET ASSET VALUE
Beginning of period            $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000
                               ----------------------------------------------------
Investment activities
 Net investment income            0.029*     0.032*     0.025*     0.018*    0.022*

Distributions
 Net investment income           (0.029)    (0.032)    (0.025)    (0.018)   (0.022)
                               ----------------------------------------------------
NET ASSET VALUE
End of period                  $  1.000   $  1.000   $  1.000   $  1.000   $ 1.000
                               ====================================================

Ratios/Supplemental Data

Total return                     2.91%*     3.26%*     2.49%*     1.84%*    2.22%*
-----------------------------------------------------------------------------------
Ratio of expenses to
average net assets               0.55%*     0.55%*     0.55%*     0.55%*    0.55%*
-----------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                       2.86%*     3.21%*     2.48%*     1.82%*    2.21%*
-----------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                 $ 82,729   $ 71,040   $ 66,154   $ 57,736   $53,904
-----------------------------------------------------------------------------------


* Excludes expenses in excess of a 0.55% voluntary expense limitation in effect through 2/28/97.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------


--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                       Year
                                      Ended
                                    2/28/97    2/29/96    2/28/95    2/28/94    2/28/93
NET ASSET VALUE
Beginning of period                $  10.85   $  10.37   $  10.98   $  11.05   $  10.12
                                   ------------------------------------------------------
Investment activities
 Net investment income                 0.57*      0.58*      0.58*      0.59*      0.62*
 Net realized and
 unrealized gain (loss)               (0.05)      0.48      (0.53)      0.09       0.93
                                   ------------------------------------------------------
 Total from
 investment activities                 0.52       1.06       0.05       0.68       1.55
                                   ------------------------------------------------------
Distributions
 Net investment income                (0.57)     (0.58)     (0.58)     (0.59)     (0.62)
 Net realized gain                        -          -      (0.08)     (0.16)         -
                                   ------------------------------------------------------
 Total distributions                  (0.57)     (0.58)     (0.66)     (0.75)     (0.62)
                                   ------------------------------------------------------
NET ASSET VALUE
End of period                      $  10.80   $  10.85   $  10.37   $  10.98   $  11.05
                                   ======================================================


Ratios/Supplemental Data

Total return                         5.02%*    10.44%*     0.74%*     6.31%*    15.79%*
-----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                   0.65%*     0.65%*     0.60%*     0.60%*     0.60%*
-----------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                           5.35%*     5.42%*     5.71%*     5.31%*     5.91%*
-----------------------------------------------------------------------------------------
Portfolio turnover rate              96.9%     116.0%     134.3%      84.9%      41.5%
-----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $144,532   $134,933   $117,847   $130,347   $112,026
-----------------------------------------------------------------------------------------






* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect 3/1/95 through 2/28/97, a 0.60% voluntary expense limitation in effect through 2/28/95.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
                                                               February 28, 1997


-----------------------
Statement of Net Assets                                            Par    Value
--------------------------------------------------------------------------------
                                                                   In thousands

   NEW YORK  97.4%

   Dormitory Auth. of the State of New York
     City Univ.
       8.00%, 7/1/07 (Prerefunded 7/1/97+)                        $  350  $  361
       -------------------------------------------------------------------------
       8.125%, 7/1/17 (Prerefunded 7/1/97+)                          500     517
       -------------------------------------------------------------------------
     Cornell Univ., VRDN (Currently 3.30%)                         1,400   1,400
     ---------------------------------------------------------------------------
     Masonic Hall Asylum, VRDN (Currently 3.15%)
       (AMBAC Insured)                                             2,600   2,600
       -------------------------------------------------------------------------
     Memorial Sloan-Kettering Cancer Center
       TECP, 3.40 - 3.50%, 4/4 - 6/27/97                           4,465   4,465
       -------------------------------------------------------------------------
     Metropolitan Museum of Art
       VRDN (Currently 3.20%)                                      3,200   3,200
       -------------------------------------------------------------------------
     Oxford Univ. Press, VRDN (Currently 3.45%)                    3,885   3,885
   -----------------------------------------------------------------------------
   Erie County Water Auth., VRDN (Currently 3.15%)
       (AMBAC Insured)                                             2,950   2,950
   -----------------------------------------------------------------------------
   Great Neck Union Free School Dist., GO, TAN, 4.25%, 6/30/97     2,000   2,002
   -----------------------------------------------------------------------------
   Great Neck Water Auth., VRDN (Currently 3.20%)
       (FGIC Insured)                                              2,400   2,400
   -----------------------------------------------------------------------------
   Metropolitan Transportation Auth.
     Commuter Fac., 8.50%, 7/1/17
       (Prerefunded 7/1/97+)                                       1,625   1,682
       -------------------------------------------------------------------------
     Service Contract, 8.50%, 7/1/17
       (Prerefunded 7/1/97+)                                       1,000   1,036
   -----------------------------------------------------------------------------
   Municipal Assistance Corp. of New York City
       4.00%, 7/1/97                                               2,000   2,001
       -------------------------------------------------------------------------
       6.00%, 7/1/97                                                 800     805
       -------------------------------------------------------------------------
       6.90%, 7/1/97                                                  25      25
       -------------------------------------------------------------------------
       7.00%, 7/1/97                                                 700     708
   -----------------------------------------------------------------------------
   Nassau County IDA, Cold Spring Harbor Laboratory
       VRDN (Currently 3.40%)                                      3,700   3,700
   -----------------------------------------------------------------------------
   New York City
     GO, 5.50%, 10/1/97 (Escrowed to Maturity)                       150     152
     ---------------------------------------------------------------------------
     GO, 6.75%, 3/15/97 (Escrowed to Maturity)                     1,200   1,201
     ---------------------------------------------------------------------------
     GO, 7.50%, 8/15/97 (Escrowed to Maturity)                        85      87
     ---------------------------------------------------------------------------
     GO, 8.00%, 11/15/97 (Escrowed to Maturity)                       55      57
     ---------------------------------------------------------------------------
     GO, 8.00%, 8/1/07 (Prerefunded 8/1/97+)                         155     160
     ---------------------------------------------------------------------------
     GO, RAN, 4.50%, 4/15/97                                       2,000   2,002
   -----------------------------------------------------------------------------

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------


                                                                   Par    Value
--------------------------------------------------------------------------------
                                                                   In thousands
   New York City Municipal Water Fin. Auth.
     Water and Sewer
       7.00%, 6/15/18 (Prerefunded 6/15/97+)                      $  325  $  333
       -------------------------------------------------------------------------
       7.625%, 6/15/16 (Prerefunded 6/15/97+)                      1,000   1,026
       -------------------------------------------------------------------------
       9.00%, 6/15/17 (Prerefunded 6/15/97+)                       1,000   1,034
       -------------------------------------------------------------------------
       8.25%, 6/15/16 (BIGI Insured)
       (Prerefunded 6/15/97+)                                        200     207
       -------------------------------------------------------------------------
       VRDN (Currently 3.55%) (FGIC Insured)                       1,300   1,300
       -------------------------------------------------------------------------
       7.00%, 6/15/18 (MBIA Insured)
       (Prerefunded 6/15/97+)                                        550     563
       -------------------------------------------------------------------------
       7.80%, 6/15/18 (MBIA Insured)
       (Prerefunded 6/15/97+)                                        220     227
   -----------------------------------------------------------------------------
   New York City Trust for Cultural Resources of New York City
     American Museum of National History
       VRDN (Currently 3.15%) (MBIA Insured)                       3,600   3,600
   -----------------------------------------------------------------------------
   New York State Energy Research and Dev. Auth.
     Orange and Rockland Utilities,
       VRDN (Currently 3.15%) (FGIC Insured)                       3,400   3,400
   -----------------------------------------------------------------------------
   New York State Environmental Fac. Corp., PCR
     Solid Waste Disposal, General Electric
       TECP, 3.45 - 3.55%, 5/9 - 6/20/97 *                         3,150   3,150
       -------------------------------------------------------------------------
     State Water Revolving to New York City
       6.40%, 6/15/97                                                920     927
       -------------------------------------------------------------------------
       7.00%, 6/15/97                                                750     756
   -----------------------------------------------------------------------------
   New York State Housing Fin. Agency, Health Fac.
       6.60%, 11/1/97 (Escrowed to Maturity)                         500     509
   -----------------------------------------------------------------------------
   New York State Local Gov't. Assistance Corp.
       VRDN (Currently 3.15%)                                      2,500   2,500
       -------------------------------------------------------------------------
       VRDN (Currently 3.20%)                                      1,000   1,000
   -----------------------------------------------------------------------------
   New York State Medical Care Fac. Fin. Agency
     Columbia Presbyterian Hosp., 8.00%, 2/15/25
       (FHA Guaranteed)
       (Prerefunded 8/15/97+)                                         45      47
       -------------------------------------------------------------------------
     General Improvement, 8.875%, 8/15/07
       (Prerefunded 8/15/97+)                                        400     417
       -------------------------------------------------------------------------
     Greater New York Health Insurance Plan
       8.50%, 11/1/15 (Prerefunded 12/1/97+)                       1,000   1,033
       -------------------------------------------------------------------------
     Hosp. and Nursing Home, 8.00%, 2/15/08

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------


                                                                  Par     Value
---------------------------------------------------------------------------------
                                                                   In thousands
       (FHA Guaranteed)
       (Prerefunded 2/15/98+)                                   $   475   $   502
   ------------------------------------------------------------------------------
   New York State Mortgage Agency, Homeowner
       4.05%, 10/1/97 *                                             510       510
   ------------------------------------------------------------------------------
   New York State Power Auth.
       TECP, 3.20 - 3.51%, 3/6 - 5/14/97                          5,120     5,120
       --------------------------------------------------------------------------
     General Purpose, 3.70%, 3/1/97                               2,195     2,195
   ------------------------------------------------------------------------------
   New York State Thruway Auth., 5.00%, 1/1/98 (FGIC Insured)       300       303
   ------------------------------------------------------------------------------
   New York State Urban Dev. Corp., Correctional Fac.
       8.125%, 1/1/98 (AMBAC Insured)
       (Prerefunded 1/1/98+)                                         30        32
   ------------------------------------------------------------------------------
   Port Auth. of New York and New Jersey
       4.90%, 9/1/97 *                                              495       495
       --------------------------------------------------------------------------
       TECP, 3.25 - 3.30%, 3/7/97 *                               1,390     1,390
       --------------------------------------------------------------------------
     Versatile Structures, VRDN (Currently 3.50%) *               2,700     2,700
   ------------------------------------------------------------------------------
   Rochester, GO, BAN, 4.50%, 10/30/97                            2,000     2,010
   ------------------------------------------------------------------------------
   Syracuse IDA, Syracuse Univ., VRDN (Currently 3.30%)           2,700     2,700
   ------------------------------------------------------------------------------
   Westchester County
     GO, 3.80%, 12/15/97                                            175       175
     ----------------------------------------------------------------------------
     GO, TAN, 3.48%, 12/11/97                                     2,000     2,000
   ------------------------------------------------------------------------------
   White Plains, GO, BAN, 4.25%, 7/25/97                          1,000     1,001
   ------------------------------------------------------------------------------
   Total New York (Cost $80,558)                                           80,558
                                                                          -------

   MISSOURI  1.7%

   Missouri HEFA, Washington Univ., VRDN (Currently 3.45%)        1,400     1,400
   ------------------------------------------------------------------------------
   Total Missouri (Cost $1,400)                                             1,400
                                                                          -------

   PUERTO RICO  0.3%

   Puerto Rico Commonwealth, Public Improvement,
       7.00%, 7/1/97 (FGIC Insured)                                 250       253
   ------------------------------------------------------------------------------
   Total Puerto Rico (Cost $253)                                              253
                                                                          -------

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------



                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Total Investments in Securities
99.4% of Net Assets (Cost $82,211)                                $     82,211

Other Assets Less Liabilities                                              518
                                                                  -------------

NET ASSETS                                                        $     82,729
                                                                  =============
Net Assets Consist of:

Accumulated net investment income - net of distributions          $          3

Accumulated net realized gain/loss - net of distributions                   (3)

Paid-in-capital applicable to 82,732,383 no par value shares of beneficial interest outstanding; unlimited number of
shares authorized                                                       82,729
                                                                  -------------


NET ASSETS                                                        $     82,729
                                                                  =============

NET ASSET VALUE PER SHARE                                         $       1.00
                                                                  =============







    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
 BIGI  Bond Investors Guaranty Insurance
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
   GO  General Obligation
 HEFA  Health & Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  RAN  Revenue Anticipation Note
  TAN  Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note



The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
                                                               February 28, 1997


-----------------------
Statement of Net Assets                                               Par         Value
----------------------------------------------------------------------------------------
                                                                        In thousands


   NEW YORK  93.1%

   Albany County Airport Auth., 5.50%, 12/15/19 (FSA Insured)*   $    2,000  $    1,915
   -------------------------------------------------------------------------------------
   Battery Park City Auth.
       5.25%, 11/1/17                                                 2,500       2,316
       ---------------------------------------------------------------------------------
       5.50%, 11/1/29 (AMBAC Insured)                                 2,500       2,426
   -------------------------------------------------------------------------------------
   Dormitory Auth. of the State of New York
     City Univ.
       8.20%, 7/1/13                                                    350         375
       ---------------------------------------------------------------------------------
       5.75%, 7/1/11 (AMBAC Insured)                                  2,000       2,089
     -----------------------------------------------------------------------------------
     Cornell Univ.
       VRDN (Currently 3.30%)                                           600         600
       ---------------------------------------------------------------------------------
       7.375%, 7/1/20                                                 1,500       1,658
     -----------------------------------------------------------------------------------
     Dept. of Health, 6.50%, 7/1/09                                     500         532
     -----------------------------------------------------------------------------------
     Judicial Fac. (Suffolk County), 9.50%, 4/15/14                   1,000       1,167
     -----------------------------------------------------------------------------------
     Nyack Hosp.
       5.35%, 7/1/99                                                    750         757
       ---------------------------------------------------------------------------------
       6.00%, 7/1/06                                                  1,750       1,781
     -----------------------------------------------------------------------------------
     Rockefeller Univ., 6.75%, 7/1/11                                 1,365       1,493
     -----------------------------------------------------------------------------------
     St. John's Univ., 5.70%, 7/1/26 (MBIA Insured)                   2,000       1,991
     -----------------------------------------------------------------------------------
     St. Joseph's Hosp., 5.25%, 7/1/18 (MBIA Insured)                 3,255       3,114
     -----------------------------------------------------------------------------------
     State Univ. Ed. Fac.
       5.40%, 5/15/23                                                 2,500       2,294
       ---------------------------------------------------------------------------------
       7.25%, 5/15/18 (Prerefunded 5/15/02+)                          1,000       1,145
       ---------------------------------------------------------------------------------
       7.50%, 5/15/11                                                 2,130       2,491
     -----------------------------------------------------------------------------------
     Vassar College
       5.00%, 7/1/25                                                  3,500       3,198
       ---------------------------------------------------------------------------------
       7.25%, 7/1/15                                                    500         556
   -------------------------------------------------------------------------------------
   Erie County Water Auth.
       Zero Coupon, 12/1/17 (AMBAC Insured)                             665         151
   -------------------------------------------------------------------------------------
   Hempstead Town IDA, American Fuel
       5.00%, 12/1/09 (MBIA Insured)                                  2,000       1,948
   -------------------------------------------------------------------------------------
   Mount Sinai Union Free School Dist., GO
       6.20%, 2/15/17 (AMBAC Insured)                                 1,025       1,122
       ---------------------------------------------------------------------------------
       6.20%, 2/15/18 (AMBAC Insured)                                   515         563
   -------------------------------------------------------------------------------------
   Municipal Assistance Corp. for the City of New York
       6.00%, 7/1/08                                                    525         527
       ---------------------------------------------------------------------------------
       6.875%, 7/1/07                                                 1,500       1,544
       ---------------------------------------------------------------------------------
       6.90%, 7/1/07                                                  1,500       1,543
       ---------------------------------------------------------------------------------

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------


                                                               Par       Value
--------------------------------------------------------------------------------
                                                               In thousands

       7.625%, 7/1/08                                     $    500    $    531
   ----------------------------------------------------------------------------
   Nassau County, GO, 6.50%, 11/1/13 (FGIC Insured)          3,360       3,754
   ----------------------------------------------------------------------------
   Nassau County IDA
     Cold Spring Harbor Laboratory
       VRDN (Currently 3.40%)                                1,800       1,800
       ------------------------------------------------------------------------
     Hofstra Univ.
       6.75%, 1/1/10                                           270         296
       ------------------------------------------------------------------------
       6.90%, 1/1/14                                           350         385
       ------------------------------------------------------------------------
       6.90%, 1/1/15                                           375         413
   ----------------------------------------------------------------------------
   New Rochelle, GO
       6.25%, 3/15/17 (MBIA Insured)                           375         400
       ------------------------------------------------------------------------
       6.25%, 3/15/18 (MBIA Insured)                           400         425
       ------------------------------------------------------------------------
       6.25%, 3/15/19 (MBIA Insured)                           425         452
   ----------------------------------------------------------------------------
   New York City, GO
       5.75%, 10/15/13                                       1,100       1,071
       ------------------------------------------------------------------------
       6.00%, 8/1/14                                         2,250       2,243
       ------------------------------------------------------------------------
       6.25%, 8/1/09                                         1,750       1,818
       ------------------------------------------------------------------------
       7.625%, 2/1/14                                          415         460
       ------------------------------------------------------------------------
       7.625%, 2/1/14 (Prerefunded 2/1/02+)                     85          98
       ------------------------------------------------------------------------
       7.75%, 8/15/15                                          215         239
       ------------------------------------------------------------------------
       7.75%, 8/15/15 (Prerefunded 8/15/01+)                   940       1,078
   ----------------------------------------------------------------------------
   New York City IDA
     Civil Fac., YMCA Greater New York Project
       5.80%, 8/1/16                                           500         487
       ------------------------------------------------------------------------
     Nightingale Bamford School
       5.85%, 1/15/20                                        1,000         998
       ------------------------------------------------------------------------
     Solid Waste Disposal, Visy Paper
       7.95%, 1/1/28 *                                         500         539
       ------------------------------------------------------------------------
     Terminal One Group Assoc., 6.00%, 1/1/19 *              2,000       1,988
     --------------------------------------------------------------------------
     USTA National Tennis Center
       6.375%, 11/15/14 (FSA Insured)                        1,000       1,083
   ----------------------------------------------------------------------------
   New York City Municipal Water Fin. Auth.
     Water and Sewer
       5.875%, 6/15/26                                       5,000       5,001
       ------------------------------------------------------------------------
       5.00%, 6/15/17 (FGIC Insured)                         2,000       1,835
   ----------------------------------------------------------------------------
   New York City Trust for Cultural Resources
     Museum of Modern Art
       5.50%, 1/1/16 (AMBAC Insured)                         2,000       1,963
   ----------------------------------------------------------------------------

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------

                                                               Par       Value
--------------------------------------------------------------------------------
                                                              In thousands
   New York State, GO
       7.125%, 11/15/16 (Prerefunded 11/15/00+)             $  500      $  557
   ----------------------------------------------------------------------------
   New York State Energy Research and Dev. Auth.
     Con Ed., 6.75%, 1/15/27 *                               2,350       2,476
   ----------------------------------------------------------------------------
   New York State Environmental Fac. Corp., PCR
     New York City Municipal Water
       6.50%, 6/15/14                                          500         537
       ------------------------------------------------------------------------
       7.25%, 6/15/10                                          500         555
       ------------------------------------------------------------------------
       7.50%, 6/15/12                                          500         550
       ------------------------------------------------------------------------
     State Water Revolving Fund
       5.75%, 6/15/12                                        1,000       1,045
       ------------------------------------------------------------------------
       6.90%, 5/15/15                                          940       1,069
       ------------------------------------------------------------------------
       6.90%, 11/15/15                                         750         850
   ----------------------------------------------------------------------------
   New York State Housing Fin. Agency
     Service Contract Obligations
       7.25%, 9/15/12                                        1,700       1,875
       ------------------------------------------------------------------------
       7.375%, 9/15/21 (Prerefunded 3/15/02+)                  150         172
       ------------------------------------------------------------------------
       7.80%, 9/15/20 (Prerefunded 3/15/01+)                   500         572
       ------------------------------------------------------------------------
     State Univ. Construction
       8.00%, 5/1/11 (Escrowed to Maturity)                  1,000       1,251
   ----------------------------------------------------------------------------
   New York State Job Dev. Auth., Special Purpose, GO
       5.25%, 3/1/10                                         2,000       1,958
   ----------------------------------------------------------------------------
   New York State Local Gov't. Assistance Corp.
       5.00%, 4/1/23                                         3,000       2,675
       ------------------------------------------------------------------------
       6.50%, 4/1/15                                           500         531
       ------------------------------------------------------------------------
       6.50%, 4/1/20                                         3,000       3,224
       ------------------------------------------------------------------------
       7.00%, 4/1/21 (Prerefunded 4/1/01+)                     900       1,006
       ------------------------------------------------------------------------
     Public Benefit Corp., 6.00%, 4/1/14                     2,000       2,123
   ----------------------------------------------------------------------------
   New York State Medical Care Fac. Fin. Agency
     Ellis Hosp., 8.00%, 2/15/08 (FHA Guaranteed)              905         959
     --------------------------------------------------------------------------
     Mental Health Services
       6.375%, 8/15/10 (FGIC Insured)                          450         482
       ------------------------------------------------------------------------
     New York Hosp.
       6.50%, 8/15/29 (AMBAC Insured)                        2,000       2,178
       ------------------------------------------------------------------------
     St. Vincent/Staten Island Hosp.
       6.125%, 2/15/14 (FHA Guaranteed)                        405         420
   ----------------------------------------------------------------------------

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------

                                                               Par       Value
--------------------------------------------------------------------------------
                                                              In thousands
   New York State Mortgage Agency
     Homeowner Mortgage
        Zero Coupon, 4/1/20                                 $3,955      $  655
        -----------------------------------------------------------------------
        6.40%, 4/1/27 *                                      1,000       1,029
        -----------------------------------------------------------------------
        7.50%, 4/1/26 *                                      3,245       3,509
        -----------------------------------------------------------------------
        7.75%, 4/1/16                                          500         530
        -----------------------------------------------------------------------
        7.95%, 10/1/15                                       1,135       1,173
   ----------------------------------------------------------------------------
   New York State Power Auth., 5.25%, 1/1/18                 1,125       1,060
   ----------------------------------------------------------------------------
   New York State Urban Dev. Corp.
      Correctional Capital Fac., 7.00%, 1/1/21
        (Prerefunded 1/1/02+)                                  500         563
        -----------------------------------------------------------------------
      Senior Lien Corp., 5.375%, 7/1/22                      3,000       2,866
   ----------------------------------------------------------------------------
   Newburgh, GO, 5.875%, 9/15/97                               215         215
   ----------------------------------------------------------------------------
   Niagara Frontier Transportation Airport Auth.
      Greater Buffalo Int'l. Airport, 6.125%, 4/1/14
        (AMBAC Insured) *                                    1,385       1,439
   ----------------------------------------------------------------------------
   Onondaga County IDA, Community General Hosp.
        6.625%, 1/1/18                                         500         512
   ----------------------------------------------------------------------------
   Port Auth. of New York and New Jersey
        5.875%, 7/1/11 *                                     1,000       1,037
        -----------------------------------------------------------------------
        6.125%, 6/1/94                                       1,000       1,057
        -----------------------------------------------------------------------
        6.50%, 11/1/26 *                                     1,500       1,595
        -----------------------------------------------------------------------
        6.50%, 7/15/19 (FGIC Insured) *                      2,000       2,180
        -----------------------------------------------------------------------
        5.50%, 9/1/12 (MBIA Insured) *                       1,000       1,003
        -----------------------------------------------------------------------
        6.75%, 4/15/26 (MBIA Insured) *                        500         535
        -----------------------------------------------------------------------
      Special Project
        6.50%, 10/1/01 *                                       600         620
        -----------------------------------------------------------------------
        6.75%, 10/1/11 *                                     1,000       1,030
   ----------------------------------------------------------------------------
   Rensselaer County, GO
        Zero Coupon, 5/1/12 (FGIC Insured)                   1,000         447
        -----------------------------------------------------------------------
        Zero Coupon, 5/1/13 (FGIC Insured)                   1,500         620
   ----------------------------------------------------------------------------
   Suffolk County IDA, Dowling College, 6.70%, 12/1/20       1,000       1,028
   ----------------------------------------------------------------------------
   Syracuse IDA
      St. Joseph's Hosp. Health Center, 7.50%, 6/1/18
        (Prerefunded 6/1/01+)                                1,000       1,129
        -----------------------------------------------------------------------
      Syracuse Univ., VRDN (Currently 3.30%)                 3,900       3,900
   ----------------------------------------------------------------------------

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------

                                                               Par       Value
--------------------------------------------------------------------------------
                                                              In thousands

   Triborough Bridge and Tunnel Auth.
       6.625%, 1/1/12                                       $  1,000   $  1,143
       -------------------------------------------------------------------------
       8.125%, 1/1/12                                            400        421
       -------------------------------------------------------------------------
     General Purpose, 5.20%, 1/1/22                            2,000      1,886
   -----------------------------------------------------------------------------
   Westchester County IDA, Wheelabrator
       6.00%, 7/1/08 (AMBAC Insured) *                         4,330      4,612
   -----------------------------------------------------------------------------
   Western Nassau County, Water Auth.
       5.65%, 5/1/26 (AMBAC Insured)                           1,000        989
   -----------------------------------------------------------------------------
   Total New York (Cost $128,128)                                       134,501
                                                                      ----------
   PUERTO RICO  7.7%

   Puerto Rico Aqueduct and Sewer Auth., 7.875%, 7/1/17
       (Pre-refunded 7/1/98+)                               $  1,000   $  1,075
   -----------------------------------------------------------------------------
   Puerto Rico Commonwealth, GO
       7.25%, 7/1/10 (Prerefunded 7/1/00+)                       500        555
       -------------------------------------------------------------------------
       7.30%, 7/1/20 (Prerefunded 7/1/00+)                       250        279
       -------------------------------------------------------------------------
       7.625%, 7/1/10 (Prerefunded 7/1/00+)                      500        563
       -------------------------------------------------------------------------
       8.00%, 7/1/07                                             330        353
       -------------------------------------------------------------------------
       8.00%, 7/1/07 (Prerefunded 7/1/98+)                     1,170      1,256
   -----------------------------------------------------------------------------
   Puerto Rico Electric Power Auth.
       5.25%, 7/1/21                                           1,000        921
       -------------------------------------------------------------------------
       7.125%, 7/1/14                                          1,000      1,073
       -------------------------------------------------------------------------
       8.00%, 7/1/08 (Prerefunded 7/1/98+)                       100        108
   -----------------------------------------------------------------------------
   Puerto Rico Highway and Transportation Auth.
       5.00%, 7/1/36                                           1,000        885
       -------------------------------------------------------------------------
       6.375%, 7/1/08 (FSA Insured)                            1,000      1,077
   -----------------------------------------------------------------------------
   Puerto Rico Infrastructure Fin. Auth., Special Tax
       7.75%, 7/1/08                                           2,750      2,929
   -----------------------------------------------------------------------------
   Puerto Rico Public Buildings Auth., Public Ed. and
   Health Fac., GO
       7.875%, 7/1/16 (Prerefunded 7/1/97+)                      110        114
   -----------------------------------------------------------------------------
   Total Puerto Rico (Cost $ 10,546)                                     11,188
                                                                       ---------

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------



                                                                                 Value
---------------------------------------------------------------------------------------
                                                                          In thousands

Total Investments in Securities
100.8% of Net Assets (Cost $138,674)                                      $    145,689

Other Assets Less Liabilities                                                   (1,157)
                                                                          -------------

NET ASSETS                                                                $     144,532
                                                                          =============
Net Assets Consist of:

Accumulated net investment income - net of distributions                  $          8

Accumulated net realized gain/loss - net of distributions                         (568)

Net unrealized gain (loss)                                                       7,015
Paid-in-capital applicable to 13,382,223 no par value shares of
beneficial interest outstanding; unlimited number of shares authorized         138,077
                                                                          -------------

NET ASSETS                                                                $    144,532
                                                                          =============

NET ASSET VALUE PER SHARE                                                 $      10.80
                                                                          =============

    * Interest subject to alternative minimum tax
    + Used in determining portfolio maturity
AMBAC AMBAC Indemnity Corp.
 FGIC Financial Guaranty Insurance Company
  FHA Federal Housing Authority
  FSA Financial Security Assurance Corp.
   GO General Obligation
  IDA Industrial Development Authority
 MBIA Municipal Bond Investors Assurance Corp.
  PCR Pollution Control Revenue
 VRDN Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands                                             Money Fund  Bond Fund

                                                               Year       Year
                                                              Ended      Ended
                                                            2/28/97    2/28/97
   Investment Income
   Interest income                                       $    2,638 $    8,169
                                                        ----------------------

   Expenses
     Investment management                                      205        582
     Custody and accounting                                     101        120
     Shareholder servicing                                       77        137
     Registration                                                14          7
     Legal and audit                                             10         10
     Prospectus and shareholder reports                           8         15
     Trustees                                                     6          6
     Miscellaneous                                                5          8
                                                         ----------------------
     Total expenses                                             426        885
                                                         ----------------------
   Net investment income                                      2,212      7,284
                                                         ----------------------
   Realized and Unrealized Gain (Loss)
   Net realized gain (loss)
     Securities                                                  (3)        67
     Futures                                                     --        (36)
     Written options                                             --         55
                                                         ----------------------
     Net realized gain (loss)                                    (3)        86
                                                         ----------------------
   Change in net unrealized gain or loss
     Securities                                                  --       (750)
     Futures                                                     --         14
                                                         ----------------------
     Change in net unrealized gain or loss                       --       (736)
                                                         ----------------------
   Net realized and unrealized gain (loss)                       (3)      (650)
                                                         ----------------------

   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                $    2,209   $  6,634
                                                         ======================

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands                                  Money Fund             Bond Fund

                                       Year         Year       Year       Year
                                      Ended        Ended      Ended      Ended
                                    2/28/97      2/29/96    2/28/97    2/29/96
 Increase (Decrease) in
  Net Assets
 Operations
  Net investment income            $  2,212     $  2,224   $  7,284   $  6,848
  Net realized gain (loss)               (3)          --         86      3,909
  Change in net unrealized
  gain or loss                           --           (1)      (736)     1,698
                                   ---------------------------------------------
  Increase (decrease) in
  net assets from operations          2,209        2,223      6,634     12,455
                                   ---------------------------------------------
 Distributions to shareholders
  Net investment income              (2,212)      (2,224)    (7,284)    (6,848)
                                   ---------------------------------------------
 Capital share transactions *
  Shares sold                        74,643       57,135     30,633     28,784
  Distributions reinvested            2,153        2,142      5,537      5,205
  Shares redeemed                   (65,104)     (54,390)   (25,921)   (22,510)
                                   ---------------------------------------------
  Increase (decrease) in
  net assets from capital
  share transactions                 11,692        4,887     10,249     11,479
                                   ---------------------------------------------
 Net Assets
 Increase (decrease)
 during period                       11,689        4,886      9,599     17,086
 Beginning of period                 71,040       66,154    134,933    117,847
                                   ---------------------------------------------

 End of period                     $ 82,729     $ 71,040   $144,532   $134,933
                                   =============================================
*Share information
  Shares sold                        74,643       57,135      2,867      2,700
  Distributions reinvested            2,153        2,142        518        488
  Shares redeeemed                  (65,104)     (54,390)    (2,435)    (2,115)
                                   ---------------------------------------------
  Increase (decrease)
  in shares outstanding              11,692        4,887        950      1,073


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------
                                                               February 28, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

   T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The New York Tax-Free Money Fund (the Money
   Fund) and the New York Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on August 28, 1986.

   Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

   Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

   Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

   Consistent with its investment objectives, the Bond Fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------


   described more fully in the fund's prospectus and Statement of Additional Information.

   Options Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received for the Bond Fund during the year ended February 28, 1997, were as follows:

   -----------------------------------------------------------------------------

                                                         Number of
                                                         Contracts     Premiums
   Outstanding at beginning of period                           --    $      --
   Written                                                      88       98,000
   Closed                                                      (88)     (98,000)
                                                        ------------------------

   Outstanding at end of period                                 --    $      --
                                                        ========================


   Other Purchases and sales of portfolio securities for the Bond Fund, other than short-term securities, aggregated $138,677,000 and $127,259,000, respectively, for the year ended February 28, 1997.

NOTE 3 - FEDERAL INCOME TAXES

   No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. The Money Fund has unused realized capital loss carryforwards for federal income tax purposes of $3,000, which expires in 2005. The Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $481,000, of which $452,000 expires in 2003, and $29,000 in 2005.
   Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

   In order for the Bond Fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 1997. The results of operations and net assets were not affected by the reclassifications.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------


   -----------------------------------------------------------------------------

   Undistributed net investment income                                $   3,000
   Undistributed net realized gain                                      (14,000)
   Paid-in-capital                                                       11,000

   At February 28, 1997, the aggregate costs of investments for the Money and Bond Funds for federal income tax and financial reporting purposes were $82,211,000 and $138,674,000, respectively. For the Money Fund, amortized cost is equivalent to value; and for the Bond Fund, net unrealized gain aggregated $7,015,000, of which $7,263,000 related to appreciated investments and $248,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

   The investment management agreement between each fund and the manager provides for an annual investment management fee, of which $13,000 and $46,000 were payable at February 28, 1997, by the Money and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.305% for assets in excess of $50 billion. At February 28, 1997, and for the year then ended, the effective annual group fee rate was 0.33%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

   Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 1997, for the Money and Bond Funds which would cause each fund's ratio of expenses to average net assets to exceed 0.55% and 0.65%, respectively. Pursuant to this agreement, $127,000 and $3,000 of management fees were not accrued by the Money and Bond Funds for the year ended February 28, 1997, and $131,000 and $5,000, respectively, remain unaccrued from the prior period. Subject to shareholder approval, each fund may reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing each fund's ratio of expenses to average net assets to exceed 0.55% and 0.65%, respectively.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------

   In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Money and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $125,000 and $174,000, respectively, for the year ended February 28, 1997, of which $11,000 and $17,000, respectively, were payable at period-end.

T. Rowe Price New York Tax-Free Funds
--------------------------------------------------------------------------------


---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of
T. Rowe Price New York Tax-Free Funds

   We have audited the accompanying statement of net assets of T. Rowe Price New York Tax-Free Money Fund and T. Rowe Price New York Tax-Free Bond Fund (two of the portfolios comprising the T. Rowe Price State Tax-Free Income Trust) as of February 28, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 28, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price New York Tax-Free Money Fund and T. Rowe Price New York Tax-Free Bond Fund as of February 28, 1997, the results of their operations, the changes in their net assets, and financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

   COOPERS & LYBRAND L.L.P.
   Baltimore, Maryland
   March 19, 1997

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

   Investment Services And Information

        KNOWLEDGEABLE SERVICE REPRESENTATIVES

        By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

        In Person  Available in T. Rowe Price Investor Centers.

        ACCOUNT SERVICES

        Checking  Available on most fixed income funds ($500 minimum).

        Automatic Investing  From your bank account or paycheck.

        Automatic Withdrawal  Scheduled, automatic redemptions.

        Distribution Options  Reinvest all, some, or none of your distributions.

        Automated 24-Hour Services  Including Tele*Access(R) and
        T. Rowe Price OnLine.

        DISCOUNT BROKERAGE*

        Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

        INVESTMENT INFORMATION

        Combined Statement  Overview of your T. Rowe Price accounts.

        Shareholder Reports Fund managers' reviews of their strategies and results.

        T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

        Performance Update  Quarterly review of all T. Rowe Price fund results.

        Insights Educational reports on investment strategies and financial markets.

        Investment Guides Asset Mix Worksheet, College Planning Kit, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.



        *A division of T. Rowe Price Investment Services, Inc.  Member
        NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS              BOND FUNDS
------------------------ ------------------------        -----------------------
Domestic                 Domestic Taxable                International/Global
Balanced                 Corporate Income                Global Government Bond
Blue Chip Growth         GNMA                            Emerging Markets Bond
Capital Appreciation     High Yield                      International Bond
Capital Opportunity      New Income
Dividend Growth          Short-Term Bond                 MONEY MARKET FUNDS
Equity Income            Short-Term U.S. Government      ------------------
Equity Index             Spectrum Income
Financial Services       Summit GNMA                     Taxable
Growth & Income          Summit Limited-Term Bond        Prime Reserve
Growth Stock             U.S. Treasury Intermediate      Summit Cash Reserves
Health Sciences          U.S. Treasury Long-Term         U.S. Treasury Money
Mid-Cap Growth
Mid-Cap Value            Domestic Tax-free               Tax-Free
New America Growth       California Tax-Free Bond        California Tax-Free Money
New Era                  Florida Insured                 New York Tax-Free Money
New Horizons*            Intermediate Tax-Free           Summit Municipal
OTC**                    Georgia Tax-Free Bond           Money Market
Science & Technology     Maryland Short-Term             Tax-Exempt Money
Small-Cap Value*         Tax-Free Bond
Spectrum Growth          Maryland Tax-Free Bond          BLENDED ASSET FUNDS
Value                    New Jersey Tax-Free Bond        -------------------
                         New York Tax-Free Bond
International/Global     Summit Municipal Income         Personal Strategy Income
Emerging Markets Stock   Summit Municipal Intermediate   Personal Strategy Balanced
European Stock           Tax-Free High Yield             Personal Strategy Growth
Global Stock             Tax-Free Income
International Discovery  Tax-Free Insured                T. ROWE PRICE NO-LOAD
International Stock      Intermediate Bond               VARIABLE ANNUITY
Japan                    Tax-Free Short-Intermediate     ---------------------
Latin America            Virginia Short-Term
New Asia                 Tax-Free Bond                   Equity Income Portfolio
Spectrum International   Virginia Tax-Free Bond          International Stock Portfolio
                                                         Limited-Term Bond Portfolio
                                                         Mid-Cap Growth Portfolio
                                                         New America Growth Portfolio
                                                         Personal Strategy Balanced Portfolio
                                                         Prime Reserve Portfolio


 *Closed to new investors.
**Effective May 1, 1997, the fund's name will change to Small-Cap Stock.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,        Investor Centers:
current balance, or to conduct             101 East Lombard St.
transactions, 24 hours, 7 days             Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                   T. Rowe Price
                                           Financial Center
For assistance                             10090 Red Run Blvd.
with your existing                         Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                 Farragut Square
1-800-225-5132 toll free                   900 17th Street, N.W.
625-6500 Baltimore area                    Washington, D.C. 20006

To open a Discount Brokerage
account or obtain information,             ARCO Tower
call:   1-800-638-5660 toll free           31st Floor
                                           515 South Flower St.
Internet address:                          Los Angeles, CA 90071
http://www.troweprice.com
                                           4200 West Cypress St.
T. Rowe Price Associates                   10th Floor
100 East Pratt Street                      Tampa, FL 33607
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price New York Tax-Free Funds.

Invest With Confidence(R)
T.Rowe Price             [LOGO OF T. ROWE PRICE APPEARS HERE]



T. Rowe Price Investment Services, Inc., Distributor.            RPRTNYC 2/28/97